N-2	Mar. 10, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001528988
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	BLACKROCK UTILITIES, INFRASTRUCTURE & POWER OPPORTUNITIES TRUST
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Sales load (as a percentage of offering price)(1)	None

Offering expenses borne by the Trust (as a percentage of offering price)(1)	None

Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares(2)

Dividend reinvestment plan sale transaction fee	$2.50	(2)
(1)
Total offering expenses, which will be borne by the Advisor and not the Trust or Common Shareholders, are estimated to be $294,540 in the aggregate, or approximately 0.18% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.

(2)
Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 2.50	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to Common Shares)
Management fees(3)(4)	1.00%
Other Expenses(5)	0.08%
Total Annual Expenses(6)	1.08%
Fee Waivers and/or Expense Reimbursements(4)	(0.01)%

Total Annual Expenses after Fee Waivers and/or Expense Reimbursements(4)	1.07%

(3)	The Advisor receives an annual fee, payable monthly, in a maximum amount equal to 1.00% of the average daily value of the assets of the Trust.
(4)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust) or a majority of the outstanding voting securities of the Trust, upon 90 days’ written notice by the Trust to the Advisor.

(5)
“Other Expenses” have been restated to reflect current offering expenses borne by the Trust, which is none. Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $164,761,761.78, based on the estimated Subscription Price per Common Share of $27.37 ($0.01 below NAV on March 6, 2026), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $294,540 are paid by the Advisor.

(6)	The Total Annual Expenses do not correlate to the ratio of expenses to average net assets given in the Trust’s most recent annual report, which included offering expenses borne by the Trust.

Management Fees [Percent]	1.00%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.08%	[4]
Total Annual Expenses [Percent]	1.08%	[5]
Waivers and Reimbursements of Fees [Percent]	0.01%	[6]
Net Expense over Assets [Percent]	1.07%	[6]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.07% of net assets attributable to common shares, and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$21	$44	$69	$141
*
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	$ 21
Expense Example, Years 1 to 3	44
Expense Example, Years 1 to 5	69
Expense Example, Years 1 to 10	$ 141
Purpose of Fee Table , Note [Text Block]
The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]
*
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s investment objectives are to provide total return and income through a combination of current income and long-term capital appreciation.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The following table sets forth the unaudited capitalization of the Trust as of December 31, 2025 and its adjusted capitalization assuming the Common Shares available in the Rights offering discussed in this Prospectus Supplement had been issued.

	Actual as of December 31, 2025	As Adjusted
	(audited)	(unaudited)
Shareholders’ equity applicable to Common Shares:
Common Shares	24,064,735	30,084,529
Paid‑in Capital*	409,502,439	574,264,201
Distributions in excess of net investment income, net realized gain on investments, futures contracts, and foreign currency transactions	30,378,945	30,378,945
Accumulated Gain/(Loss)	124,190	124,190

	Actual as of December 31, 2025	As Adjusted
	(audited)	(unaudited)
Net depreciation	151,042,989	151,042,989
Net Assets applicable to Common Shares	591,048,563	755,810,325
Net Asset Value	24.56	25.12
*	As adjusted paid‑in surplus reflects the issuance of 6,019,793 Common Shares issued in the primary subscription at the estimated Subscription Price of $27.37.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Common Shares

[1]	Total offering expenses, which will be borne by the Advisor and not the Trust or Common Shareholders, are estimated to be $294,540 in the aggregate, or approximately 0.18% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.
[2]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	The Advisor receives an annual fee, payable monthly, in a maximum amount equal to 1.00% of the average daily value of the assets of the Trust.
[4]	“Other Expenses” have been restated to reflect current offering expenses borne by the Trust, which is none. Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $164,761,761.78, based on the estimated Subscription Price per Common Share of $27.37 ($0.01 below NAV on March 6, 2026), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $294,540 are paid by the Advisor.
[5]	The Total Annual Expenses do not correlate to the ratio of expenses to average net assets given in the Trust’s most recent annual report, which included offering expenses borne by the Trust.
[6]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust) or a majority of the outstanding voting securities of the Trust, upon 90 days’ written notice by the Trust to the Advisor.